Discontinued Operations (Schedule of Disposal Groups in the Balance Sheets of US Carrier) (Detail) (Discontinued Operations [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Accounts receivable, net of allowance for doubtful accounts	$ 928	$ 2,249
Liabilities:
Accounts payable and accrued expenses	207	1,300
Accrued compensation	108	538
Deferred revenue	0	814
U.S. Carrier [Member]
Assets:
Accounts receivable, net of allowance for doubtful accounts		9,698
Liabilities:
Accounts payable and accrued expenses		1,868
Accrued compensation		1,301
Deferred revenue		$ 851